Income taxes - Accumulated tax losses carryforwards (Details) ¥ in Thousands	Dec. 31, 2021 CNY (¥)
Domestic
Operating Loss Carryforwards [Line Items]
Accumulated tax losses carryforwards	¥ 34,586,000
Brazil
Operating Loss Carryforwards [Line Items]
Accumulated tax losses carryforwards	¥ 3,340,229